Offerings - Offering: 1	Apr. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	59.73
Maximum Aggregate Offering Price	$ 29,865,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,572.33
Offering Note	Represents shares of common stock, par value $0.01 per share, of LGI Homes, Inc. ("Common Stock") that may be sold under the LGI Homes, Inc. 2016 Employee Stock Purchase Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Common Stock that may become issuable under the Plan as a result of stock splits, stock dividends, recapitalizations or other similar transactions pursuant to the terms thereof. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported on the NASDAQ Global Select Market on April 24, 2025.